CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 208,964	¥ 1,353,627,000	¥ 1,384,273,000	¥ 1,103,243,000
Cost of revenues	(160,766)	(1,041,412,000)	(966,558,000)	(756,617,000)
Gross profit	48,198	312,215,000	417,715,000	346,626,000
Other operating income	2,147	13,911,000
Sales and marketing expenses	(17,849)	(115,621,000)	(127,843,000)	(124,578,000)
General and administrative expenses	(31,263)	(202,518,000)	(144,003,000)	(129,846,000)
Provision for doubtful accounts receivable	600	3,892,000	(46,977,000)	(23,722,000)
Transaction tax on assets transfer	(4,281)	(27,733,000)
Research and development expenses	(15,917)	(103,110,000)	(116,381,000)	(102,704,000)
Impairment of an available-for-sale investment | ¥		0	0	(1,217,000)
Operating loss	(18,365)	(118,964,000)	(17,489,000)	(35,441,000)
Interest income	713	4,618,000	5,529,000	2,513,000
Interest expense	(2,031)	(13,158,000)	(8,220,000)	(3,584,000)
Other income	462	2,991,000	6,298,000	6,886,000
Foreign exchange (loss) gain	2,032	13,164,000	3,944,000	(3,308,000)
Loss before income taxes	(17,189)	(111,349,000)	(9,938,000)	(32,934,000)
Income tax (expense) benefit	3,491	22,614,000	3,097,000	(1,295,000)
Net loss	(13,698)	(88,735,000)	(6,841,000)	(34,229,000)
Less: net loss attributable to noncontrolling interests	(7)	(44,000)
Net loss attributable to the Company's shareholders	$ (13,691)	¥ (88,691,000)	¥ (6,841,000)	¥ (34,229,000)
Loss per share
Basic (in CNY or dollars per share) | (per share)	$ (0.03)	¥ (0.22)	¥ (0.02)	¥ (0.09)
Diluted (in CNY or dollars per share) | (per share)	$ (0.03)	¥ (0.22)	¥ (0.02)	¥ (0.09)
Shares used in loss per share computations:
Basic (in shares) | shares	407,149,509	407,149,509	403,401,928	362,916,540
Diluted (in shares) | shares	407,149,509	407,149,509	403,401,928	362,916,540
Foreign currency translation	$ 41	¥ 264,000	¥ 46,000	¥ (1,975,000)
Unrealized holding gain on available-for-sale investments	286	1,853,000	583,000	1,821,000
Amounts reclassified from accumulated other comprehensive income | ¥				(1,912,000)
Total other comprehensive (loss) income, net of tax	327	2,117,000	629,000	(2,066,000)
Comprehensive loss	(13,371)	(86,618,000)	(6,212,000)	(36,295,000)
Less: comprehensive loss attributable to noncontrolling interest	(7)	(44,000)
Comprehensive loss attributable to the Company's shareholders	$ (13,364)	¥ (86,574,000)	¥ (6,212,000)	¥ (36,295,000)